Earnings per share and shares outstanding (Tables)	3 Months Ended
Jun. 30, 2018
Earnings Per Share And Shares Outstanding [Line Items]
Disclosure Of Earnings Per Share Explanatory
	As of or for the quarter ended			As of or year-to-date
	30.6.18	31.3.18	30.6.17	30.6.18	30.6.17

Basic earnings (CHF million)
Net profit / (loss) attributable to shareholders	1,284	1,514	1,174	2,798	2,443

Diluted earnings (CHF million)
Net profit / (loss) attributable to shareholders	1,284	1,514	1,174	2,798	2,443
Less: (profit) / loss on own equity derivative contracts	(1)	(1)	0	(2)	0
Net profit / (loss) attributable to shareholders for diluted EPS	1,283	1,513	1,174	2,796	2,443

Weighted average shares outstanding
Weighted average shares outstanding for basic EPS[1]	3,750,246,679	3,728,701,542	3,715,138,875	3,739,474,111	3,714,042,783
Effect of dilutive potential shares resulting from notional shares, in-the-money options and warrants outstanding	99,757,026	128,521,488	110,988,858	114,179,416	117,296,611
Weighted average shares outstanding for diluted EPS	3,850,003,705	3,857,223,030	3,826,127,733	3,853,653,527	3,831,339,394

Earnings per share (CHF)
Basic	0.34	0.41	0.32	0.75	0.66
Diluted	0.33	0.39	0.31	0.73	0.64

Shares outstanding
Shares issued	3,854,589,552	3,854,297,125	3,851,805,058
Treasury shares	125,469,362	93,077,090	135,182,950
Shares outstanding	3,729,120,190	3,761,220,035	3,716,622,108
1 The weighted average shares outstanding for basic EPS are calculated by taking the number of shares at the beginning of the period, adjusted by the number of shares acquired or issued during the period, multiplied by a time-weighted factor for the period outstanding. As a result, balances are affected by the timing of acquisitions and issuances during the period.

Number of shares	30.6.18	31.3.18	30.6.17	30.6.18	30.6.17

Potentially dilutive instruments
Employee share-based compensation awards	6,592,571	7,283,110	30,018,635	6,592,571	30,018,635
Other equity derivative contracts	11,499,172	7,757,622	12,185,977	10,774,521	11,904,237
Total	18,091,743	15,040,732	42,204,612	17,367,092	41,922,872

Disclosure of potentially dilutive instruments [text block]
	As of or for the quarter ended			As of or year-to-date
	30.6.18	31.3.18	30.6.17	30.6.18	30.6.17

Basic earnings (CHF million)
Net profit / (loss) attributable to shareholders	1,284	1,514	1,174	2,798	2,443

Diluted earnings (CHF million)
Net profit / (loss) attributable to shareholders	1,284	1,514	1,174	2,798	2,443
Less: (profit) / loss on own equity derivative contracts	(1)	(1)	0	(2)	0
Net profit / (loss) attributable to shareholders for diluted EPS	1,283	1,513	1,174	2,796	2,443

Weighted average shares outstanding
Weighted average shares outstanding for basic EPS[1]	3,750,246,679	3,728,701,542	3,715,138,875	3,739,474,111	3,714,042,783
Effect of dilutive potential shares resulting from notional shares, in-the-money options and warrants outstanding	99,757,026	128,521,488	110,988,858	114,179,416	117,296,611
Weighted average shares outstanding for diluted EPS	3,850,003,705	3,857,223,030	3,826,127,733	3,853,653,527	3,831,339,394

Earnings per share (CHF)
Basic	0.34	0.41	0.32	0.75	0.66
Diluted	0.33	0.39	0.31	0.73	0.64

Shares outstanding
Shares issued	3,854,589,552	3,854,297,125	3,851,805,058
Treasury shares	125,469,362	93,077,090	135,182,950
Shares outstanding	3,729,120,190	3,761,220,035	3,716,622,108
1 The weighted average shares outstanding for basic EPS are calculated by taking the number of shares at the beginning of the period, adjusted by the number of shares acquired or issued during the period, multiplied by a time-weighted factor for the period outstanding. As a result, balances are affected by the timing of acquisitions and issuances during the period.

Number of shares	30.6.18	31.3.18	30.6.17	30.6.18	30.6.17

Potentially dilutive instruments
Employee share-based compensation awards	6,592,571	7,283,110	30,018,635	6,592,571	30,018,635
Other equity derivative contracts	11,499,172	7,757,622	12,185,977	10,774,521	11,904,237
Total	18,091,743	15,040,732	42,204,612	17,367,092	41,922,872